Hyundai Auto Receivables Trust 2010-A
Monthly Servicing Report

Collection Period	May 2013
Distribution Date	06/17/13
Transaction Month	37
30/360 Days	30
Actual/360 Days	33

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	April 16, 2010
Closing Date:	May 13, 2010

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,097,444,291.72	63,151	5.14%	59.59
Original Adj. Pool Balance:	$1,071,191,812.19

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$219,000,000.00	19.955%	0.39821%	May 16, 2011
Class A-2 Notes	Fixed	$238,000,000.00	21.687%	0.86000%	November 15, 2012
Class A-3 Notes	Fixed	$317,000,000.00	28.885%	1.50000%	October 15, 2014
Class A-4 Notes	Fixed	$186,850,000.00	17.026%	2.45000%	December 15, 2016
Total Securities		$960,850,000.00	87.553%

Overcollateralization		$110,341,812.19	10.054%
YSOA		$26,252,479.53	2.392%
Total Original Pool Balance		$1,097,444,291.72	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$11,858,205.27	0.0374076	$-	-	$11,858,205.27
Class A-4 Notes	$186,850,000.00	1.0000000	$186,479,583.69	0.9980176	$370,416.31
Total Securities	$198,708,205.27	0.2068046	$186,479,583.69	0.1940777	$12,228,621.58

Weighted Avg. Coupon (WAC)	5.34%		5.35%
Weighted Avg. Remaining Maturity (WARM)	27.53		26.63
Pool Receivables Balance	$238,121,968.02		$223,017,200.38
Remaining Number of Receivables	30,517		29,731

Adjusted Pool Balance	$234,366,359.04		$219,543,787.43

III. COLLECTIONS

Principal:
Principal Collections	$14,620,714.32
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$457,568.05
Total Principal Collections	$15,078,282.37

Interest:
Interest Collections	$1,062,657.25
Late Fees & Other Charges	$34,410.41
Interest on Repurchase Principal	$-
Total Interest Collections	$1,097,067.66

Collection Account Interest	$721.46
Reserve Account Interest	$256.09
Servicer Advances	$-

Total Collections	$16,176,327.58

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Hyundai Auto Receivables Trust 2010-A
Monthly Servicing Report

Collection Period	May 2013
Distribution Date	06/17/13
Transaction Month	37
30/360 Days	30
Actual/360 Days	33

IV. DISTRIBUTIONS

Total Collections	$16,176,327.58
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$16,176,327.58

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$198,434.97		$198,434.97	$198,434.97
Collection Account Interest					$721.46
Late Fees & Other Charges					$34,410.41
Total due to Servicer					$233,566.84

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$14,822.76		$14,822.76
Class A-4 Notes		$381,485.42		$381,485.42

Total interest:		$396,308.18		$396,308.18	$396,308.18

Available Funds Remaining:					$15,546,452.56

3. Principal Distribution Amount:					$12,228,621.58

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$11,858,205.27
Class A-4 Notes				$370,416.31
Class A Notes Total:		12,228,621.58		$12,228,621.58
Total Noteholders Principal				$12,228,621.58

4. Available Amounts Remaining to reserve account					3,317,830.98

5. Trustee Expenses					0.00

6. Remaining Available Collections Released to Certificateholder					3,317,830.98

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$3,755,608.98
Beginning Period Amount	$3,755,608.98
Current Period Amortization	$282,196.03
Ending Period Required Amount	$3,473,412.95
Ending Period Amount	$3,473,412.95
Next Distribution Date Required Amount	$3,203,369.59

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$5,355,959.06
Beginning Period Amount	$5,355,959.06
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$5,355,959.06
Ending Period Amount	$5,355,959.06

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Hyundai Auto Receivables Trust 2010-A
Monthly Servicing Report

Collection Period	May 2013
Distribution Date	06/17/13
Transaction Month	37
30/360 Days	30
Actual/360 Days	33

VII. OVERCOLLATERALIZATION

Overcollateralization Target	17.50%
Overcollateralization Floor	1.25%

	Beginning	Ending	Target
Overcollateralization Amount	$35,658,153.77	$33,064,203.74	$33,064,203.74
Overcollateralization as a % of Adjusted Pool	15.21%	15.06%	15.06%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.17%	29,186	97.59%	$217,631,686.88
30 - 60 Days	1.49%	444	1.98%	$4,408,924.48
61 - 90 Days	0.28%	84	0.36%	$801,303.18
91 + Days	0.06%	17	0.08%	$175,285.84
		29,731		$223,017,200.38
Total
Delinquent Receivables 61 + days past due	0.34%	101	0.44%	$976,589.02
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.39%	118	0.50%	$1,185,845.15
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.30%	94	0.41%	$1,033,659.40
Three-Month Average Delinquency Ratio	0.34%		0.45%

Repossession in Current Period		35		$357,455.42
Repossession Inventory		40		$220,309.89

Charge-Offs
Gross Principal of Charge-Off for Current Period				$484,053.32
Recoveries				$(457,568.05)
Net Charge-offs for Current Period				$26,485.27

Beginning Pool Balance for Current Period				$238,121,968.02

Net Loss Ratio				0.13%
Net Loss Ratio for 1st Preceding Collection Period				-0.35%
Net Loss Ratio for 2nd Preceding Collection Period				-0.12%
Three-Month Average Net Loss Ratio for Current Period				-0.11%

Cumulative Net Losses for All Periods				$10,740,396.70
Cumulative Net Losses as a % of Initial Pool Balance				0.98%

Principal Balance of Extensions				$767,791.08
Number of Extensions				75

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